Redeemable Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Redeemable Convertible Preferred Stock [Abstract]
Redeemable Convertible Preferred Stock [Text Block]
Note 10. Redeemable Convertible Preferred Stock
The authorized, issued and outstanding shares of the redeemable convertible preferred stock and liquidation preferences as of September 30, 2024 and December 31, 2023 were as follows (dollars in thousands):

	Authorized Shares	Outstanding Shares	Net Carrying Value*	Liquidation Preference
			(In thousands)
Series Seed Shadow Preferred	5,032,238	2,020,309	$698	$698
Series A Shadow Preferred	15,174,130	4,573,935	3,183	3,183
Series B Shadow Preferred	18,392,046	12,234,661	8,442	8,442
Series C Shadow Preferred	13,722,052	10,211,548	48,661	48,661
Series D Shadow Preferred	4,707,494	3,990,707	41,673	41,673
Series D Exchange Shadow Preferred	4,707,494	239,405	2,500	2,500
Series D-1 Shadow Preferred	3,935,839	3,662,318	30,595	30,595
Series D-1 Exchange Shadow Preferred	3,935,839	—	—	—
Series D-2 Shadow Preferred	27,042,965	7,561,820	37,595	37,595

Total	96,650,097	44,494,703	$173,347	$173,347

*	net of issuance cost including cash, issuance of preferred stock warrants & dividend contribution
Under the terms of the December 12, 2022 Amended and Restated Certificate of Incorporation the Company introduced “Shadow Preferred” classes of stock. A Shadow Preferred class of stock was created for each series of preferred stock outstanding prior to the conversion. Those shareholders who participated in the Company’s December 2022 P2P Transaction obtained the benefit of the Pull-Through Exchange of their Converted Common into shares of the class(es) of Shadow Preferred Stock identical to those previously held (see Note 7). Investors who did not participate, retained ownership only in Converted Common stock.
In January and February 2023, the Company raised $9.4 million in additional P2P Notes, inclusive of $0.1 million in proceeds from the Common Rights Offering (see Notes 7 and 13). Those shareholders who participated in providing additional funding in 2023 obtained the benefit of the Pull-Through Exchange of their Converted Common into shares of the class(es) of Shadow Preferred Stock identical to those previously held (see Note 7). Investors who did not participate, retained ownership only in Converted Common stock. For the nine months ended September 30, 2023, the Pull-Through Exchange resulted in incremental value to the investors in the P2P Notes of $30.6 million, measured as the difference in the fair value of the Shadow Preferred Stock shares held after the Pull-Through Exchange to the fair value of the Converted Common held just prior to the Pull-Through Exchange, which has been accounted for as a
Pay-
to-Play
financing charge in the accompanying condensed consolidated statements of operations.
Note 11. Redeemable Convertible Preferred Stock
In March 2021, the Company issued 4,357,954 shares of Series D redeemable convertible preferred stock for total consideration of $45.5 million, including the conversion of $5 million of outstanding convertible debt. The original issue price and initial conversion price of Series D redeemable convertible preferred stock was $10.4425 per share. Additionally, in connection with the Series D issuance, the Company’s 2019 – 2020 Convertible Securities and 2021 Convertible Notes were automatically converted into 3,935,839 shares of Series
D-1
preferred stock at $8.354 per share, or 80% of the $10.4425 price paid by new Series D cash investors. The shares received by the 2019 – 2020 Holders were valued at the $10.4425 per share price paid by new investors, for a total of $41.1 million (see Note 8). The Series D convertible preferred shares were issued with detachable Series D preferred stock warrants expiring February 2024 with $0.8 million in total value allocated to the preferred stock warrant liability (see Note 9).
With the issuance of Series D and Series
D-1,
the Company executed an Amended and Restated Certificate of Incorporation dated March 22, 2021 increasing the authorized capital stock of the Company to 170,326,200 shares (par value of $0.00001 per share), comprising 104,350,000 shares of common stock and 65,976,200 shares of redeemable convertible preferred stock consisting of Series Seed Preferred Stock (“Seed Preferred”), Series A redeemable convertible preferred stock (“Series A”), Series B redeemable convertible preferred stock (“Series B”), Series C redeemable convertible preferred stock (“Series C), Series D redeemable convertible preferred stock (“Series D”), and Series
D-1
redeemable convertible preferred stock (“Series
D-1”),
together with the Series D

preferred stock, the (“Series D Preferred Stock”). The Series Seed Preferred, Series A, Series B and Series C were junior (“Junior Preferred Stock”) to Series D Stock.
In September 2022, with the conversion of $32.0 million in existing Series
D-2
Notes (see Note 8) and incremental cash proceeds of $5.6 million, the Company issued a total of 7,561,820 Series
D-2
redeemable convertible preferred stock (“Series
D-2”).
The total carrying value recognized from conversion and new proceeds, approximated $32.0 million and $5.6 million, prior to issuance costs, respectively. The original issue price and conversion price of Series
D-2
redeemable convertible preferred stock was $4.9717 per share. The Series
D-2
convertible preferred shares were issued with detachable Series
D-2
Preferred Stock warrants expiring September 2025. The Series
D-2
Preferred Stock warrants were valued at $1.6 million in total value allocated to the preferred stock warrant liability (see Note 9).
In connection with the issuance of Series
D-2
redeemable convertible preferred stock, the Company amended its authorized capital stock to increase the total shares to 246,530,097, allocating 149,880,000 for common stock and 96,650,097 to preferred stock. The authorized shares of Seed Preferred, Series A, Series B, Series C and Series
D-1
remained unchanged. Series D authorized shares decreased to 4,707,494 and 27,042,965 shares were designated as Series
D-2
preferred stock (Series
D-2).
Additionally, two new series of redeemable convertible preferred stock were created; Series D Exchange Preferred Stock (“Series D Exchange shares”) and Series
D-1
Exchange Preferred Stock (Series
D-1
Exchange Shares). These two new series, when combined with the new Series
D-2
stock became the new senior preferred group of preferred stock (“Senior Series D”).
Under the terms of the Series
D-2
Stock Purchase Agreement, each investor that was a holder of the Company’s Series D Preferred Stock and/or Series
D-1
Preferred Stock immediately prior to the Series
D-2
issuance who purchased Series
D-2
shares with new cash on or before the subsequent closing date, in an investment amount equal to or greater than its Exchange Pro Rata Share, as defined, was entitled to exchange such number of shares of Series D preferred stock and/or Series
D-1
Preferred Stock held by such investors for an equivalent number of Series D Exchange Preferred Stock and/or Serie
D-1
Exchange preferred stock based on the defined formula of total new cash investment divided by the original issuance price of the Series D Preferred Stock and/or Series
D-1
Preferred stock. Shares of Series D and
D-1
that are exchanged for shares of Series D Exchange and/or Series
D-1
Exchange shares were cancelled and no longer available for issuance. As a result of the new proceeds received, the Company exchanged 239,405 Series D Shares for Series D Exchange shares. The Company accounted for the exchange as an extinguishment of preferred stock, reducing the carrying value of the exchanged Series D stock totaling $2.5 million, recording the fair value of the new Series D Exchange shares equaling $0.9 million, with the difference of $1.6 million recognized as a credit to accumulated deficit.
As noted, on November 30, 2022, the Company converted all outstanding shares of preferred stock into common stock and shortly thereafter effected a one-for-ten
reverse stock split. No fractional shares of common stock were issued as a result of the reverse split. In lieu of any fractional shares to which a holder was otherwise entitled, the number of shares issued were rounded to the nearest whole share. The reverse stock split did not result in any change to the conversion rate of any series of preferred stock.
Under the terms of the December 12, 2022 Amended and Restated Certificate of Incorporation the Company introduced “Shadow Preferred” classes of stock. A Shadow Preferred class of stock was created for each series of preferred stock outstanding prior to the conversion. Those shareholders who participated in the Company’s December 2022 P2P Transaction obtained the benefit of the Pull-Through Exchange of their Converted Common into shares of the class(es) of Shadow Preferred Stock identical to those previously held (see Note 8). Investors who did not participate, retained ownership only in Converted Common stock.
For the year ended December 31, 2022, the Pull-Through Exchange resulted in incremental value to the investors in the 2022 P2P Notes of $55.9 million, measured as the difference in the fair value of the Shadow Preferred Stock shares held after the Pull-Through Exchange to the fair value of the Converted Common held just prior to the Pull-Through Exchange, which has been accounted for as a
Pay-to-Play
financing charge in the accompanying consolidated statements of operations.
In 2023, the Company raised $9.4 million in additional P2P Notes, inclusive of $0.1 million in proceeds from the Common Rights Offering (see Notes 8 and 14). Those shareholders who participated in providing additional funding in 2023 obtained the benefit of the Pull-Through Exchange of their Converted Common into shares of the class(es) of Shadow Preferred Stock identical to those previously held (see Note 8). Investors who did not participate, retained ownership only in Converted Common stock. For the year ended December 31, 2023, the Pull-Through Exchange resulted in incremental value to the investors in the P2P Notes of $30.6 million, measured as the difference in the fair value of the Shadow Preferred Stock shares held after the Pull-Through Exchange to the fair value of the Converted Common held just prior to the Pull-Through Exchange, which has been accounted for as a
Pay-to-Play
financing charge in the accompanying consolidated statements of operations.
The authorized, issued and outstanding shares of the redeemable convertible preferred stock and liquidation preferences as of the periods presented were as follows (dollars in thousands):

	December 31, 2023
	Authorized Shares	Outstanding Shares	Net Carrying Value*	Liquidation Preference
			(In thousands)
Series Seed Shadow Preferred	5,032,238	2,020,309	$698	$698
Series A Shadow Preferred	15,174,130	4,573,935	3,183	3,183
Series B Shadow Preferred	18,392,046	12,234,661	8,442	8,442
Series C Shadow Preferred	13,722,052	10,211,548	48,661	48,661
Series D Shadow Preferred	4,707,494	3,990,707	41,673	41,673
Series D Exchange Shadow Preferred	4,707,494	239,405	2,500	2,500
Series D-1 Shadow Preferred	3,935,839	3,662,318	30,595	30,595
Series D-1 Exchange Shadow Preferred	3,935,839	—	—	—
Series D-2 Shadow Preferred	27,042,965	7,561,820	37,595	37,595

Total	96,650,097	44,494,703	$173,347	$173,347

*	net of issuance cost including cash, issuance of preferred stock warrants & dividend contribution

	December 31, 2022
	Authorized Shares	Outstanding Shares	Net Carrying Value*	Liquidation Preference
			(In thousands)
Series Seed Shadow Preferred	5,032,238	868,054	$300	$300
Series A Shadow Preferred	15,174,130	2,378,753	1,655	1,655
Series B Shadow Preferred	18,392,046	1,716,987	1,185	1,185
Series C Shadow Preferred	13,722,052	3,091,485	14,732	14,732
Series D Shadow Preferred	4,707,494	331,145	3,458	3,458
Series D Exchange Shadow Preferred	4,707,494	239,405	2,500	2,500
Series D-1 Shadow Preferred	3,935,839	310,630	2,595	2,595
Series D-1 Exchange Shadow Preferred	3,935,839	—	—	—
Series D-2 Shadow Preferred	27,042,965	7,561,820	37,595	37,595

Total	96,650,097	16,498,279	$64,020	$64,020

*	net of issuance cost including cash, issuance of preferred stock warrants & dividend contribution

The following summarizes the terms of the redeemable convertible preferred stock outstanding for Series Seed Shadow, Series A Shadow, Series B Shadow, Series C Shadow, Series D Shadow, Series D Exchange Shadow, Series
D-1
Shadow and Series
D-2
Shadow redeemable convertible preferred stock of the Company (collectively the “preferred stock”). The Series
D-2
Shadow Preferred Stock, Series D Exchange Shadow Preferred Stock and Series
D-1
Exchange Shadow Preferred Stock are collectively referred to as the “Senior Series D Shadow Stock”. Series Seed Shadow Preferred Stock through Series C Shadow Preferred Stock are collectively referred to as the “Junior Shadow Preferred Stock”. Unless specified, the rights of the individual preferred stock series outstanding prior to the P2P Transaction (see Note 8) and related establishment of Shadow Preferred classes remained the same.
Voting Rights
Each holder of preferred stock shall have the right to one vote for each share of common stock into which such shares of preferred stock could be converted and shall have full voting rights and powers equal to the voting equal to the voting rights and powers of the holders of common stock.
As long as a majority of the shares of Series A Shadow Preferred Stock originally issued remain outstanding, the holders of the Series A Shadow Preferred Stock are entitled to elect 1 Director. As long as a majority of the shares of Series B Shadow Preferred Stock originally issued remain outstanding, the holders of the Series B Shadow Preferred Stock are entitled to elect 1 Director. As long as a majority of the shares of Series C Shadow Preferred Stock originally issued remain outstanding, the holders of the Series C Shadow Preferred Stock are entitled to elect 1 Director. The holders of the Common Stock are entitled to elect 1 Director. The holders of the Shadow Preferred Stock and Common Stock (voting together as a single class and not as a separate series, and on an as-converted
basis) are entitled to elect any remaining directors of the Company.
Dividends
The holders of Series B Preferred Stock and Series C Preferred Stock are entitled to receive dividends prior and in preference to any dividends on the Series Seed Preferred Stock, Series A Preferred Stock and Common Stock, at the rate of $0.0552 per annum for each share of Series B Preferred Stock and $0.3812 per annum for each share of Series C Preferred Stock, on a non-cumulative
basis, when and if declared by the Company’s Board of Directors (the Board). Holders of Series B Preferred Stock and Series C Preferred Stock may waive their dividend preference subject to certain elections. After payment of such dividend, any additional dividends shall be distributed among all holders of Common Stock and in proportion to the number of shares of Common Stock then held by each holder on an as-converted
basis.
Liquidation
In the event of a Liquidation Transaction, each series of Senior Series D Shadow Preferred Stock shall be entitled to receive out of the proceeds or assets of the Company available for distribution to its stockholders, prior and in preference to any distribution of the proceeds to the Series D Shadow Preferred Stock, Junior Shadow Preferred Stock, and Common Stock, an amount per share equal to the sum of the applicable Original Issue Price (as defined below) for Series D Shadow Stock, plus declared but unpaid dividends. Upon completion of the distribution for the Senior Series D Shadow Preferred Stock, Series D Shadow Preferred Stock is entitled to receive proceeds prior and in preference to any distribution to Junior Shadow Preferred Stock and Common Stock, also an amount equal to the Original Issue price. Similarly, Junior Shadow Preferred Stock has liquidation preference over Common Stock. Upon completion of the distribution required to preferred stockholders, the remaining proceeds shall be distributed to common stockholders on a pro rata basis.
The Original Issuance Price is defined as $0.3456 per share for Series Seed Shadow Preferred Stock; $0.6960 per share for Series A Shadow Preferred Stock; $0.6900 per share for Series B Shadow Preferred Stock and; $4.7653 per share for Series C Shadow Preferred Stock; $10.4425 per share for Series D Shadow Preferred

Stock; $8.3540 per share for Series
D-1
Shadow Preferred Stock; $4.9717 per share for Series
D-2
Shadow Preferred Stock; $10.4425 per share for Series D Exchange Shadow Preferred Stock and $8.3540 per share for Series
D-1
Exchange Preferred Stock plus any declared but unpaid dividends on such shares.
A Liquidation Event shall include the closing of the sale, transfer, exclusive license or other disposition of all or substantially all of the Company’s assets; the consummation of a merger or consolidation of the Company with or into another entity (unless the holders of the Company’s capital stock continue to hold at least 50% of the voting power); the closing of the transfer in one transaction or a series of transactions to a person or group of affiliated persons if after such closing, such person or group of affiliate persons hold 50% or more the outstanding voting stock of the Company; or a liquidation, dissolution or winding up of the Company (provided that a transaction shall not constitute a Liquidation Event if its sole purpose is to change the jurisdiction of the Company’s incorporation or create a holding company that will be owned in substantially the same proportions by the persons who held the Company’s capital stock immediately prior to such transaction).
Redemption
At any time after the initial issuance date, upon receipt of a Redemption Request by the Company of not less than a majority of the then outstanding Series B Shadow Preferred Stock, Series C Shadow Preferred Stock, Series D Shadow Preferred Stock, Senior Series D Shadow Preferred Stock, by class respectively (the Redemption Request), the Company shall, upon certain conditions being met, redeem the original issuance price plus any declared but unpaid dividends to the redeeming holders of preferred stock within 90 days of the Redemption Request in three annual installments so long as the total redemption amount does not exceed 15% of the Company’s then current enterprise value.
The redemption request could not be made until after the fifth anniversary of the date upon which shares of the Series C Preferred Stock are first issued, or July 2023. Such request was not made as of December 31, 2023 (see Note 8).
Due to conditions of redemption that are outside the control of the Company, the redeemable convertible preferred stock has been reflected outside of stockholders’ deficit.
Conversion
The holders of the preferred stock have a right to convert their stock into shares of common stock at any time after the date of issuance and on the fifth day prior to the Redemption Date. Each share of preferred stock shall be convertible to common stock, the rate of which is determined by dividing the applicable Original Issuance Price for such series by the applicable “Conversion Price” (defined as Original Issuance Price applicable to such series, subject to certain adjustments as define in Section 4(d) of the Restated Certificate of Incorporation).
In addition, each share of Preferred Stock shall automatically be converted into shares of Common Stock at the Conversion Rate immediately upon the earlier of (i) an IPO with resulting gross proceeds of at least $150.0 million, (ii) a Qualified Direct Listing, (iii) a Qualified SPAC Transaction with cash and cash equivalents of at least $225.0 million after redemptions or (iv) upon vote or written consent or agreement of the holders of a majority of the then outstanding shares of Preferred Stock voting as a single class on an as-
converted basis.
If there is a recapitalization of the Common Stock, provision shall be made so that the holders of the Preferred Stock shall be entitled to receive upon conversion of the Preferred Stock, the number of shares of stock, or other securities or property of the Company, to which a holder of Common Stock deliverable upon conversion would have been entitled on such recapitalization.